JOHN HANCOCK CAPITAL SERIES	JOHN HANCOCK INVESTMENT TRUST II
JOHN HANCOCK FUNDS II	JOHN HANCOCK INVESTMENT TRUST III
JOHN HANCOCK INVESTMENT TRUST

Supplement dated March 28, 2019 to the current Statement of Additional Information, as may be supplemented (the “SAI”)

Effective April 1, 2019, the “Retail Share and Institutional Classes of Non-Municipal Bond Funds” subsection in the “Transfer Agent Services” section is amended and restated as follows:

Retail Share and Institutional Classes of Non-Municipal Bond Funds. An amount equal to the total Signature Services Cost associated with providing services to Class A, Class B, Class C, Class ADV, Class I, and Class I2 shares of all non-municipal series of the Trust and of all other John Hancock affiliated funds for which it serves as transfer agent is allocated pro-rata based upon assets of all Class A, Class B, Class C, Class ADV, Class I, and Class I2 shares in the aggregate, without regard to fund or class. The Funds do not offer Class I2 or Class ADV shares.

You should read this supplement in conjunction with the SAI and retain it for future reference.

JOHN HANCOCK FUNDS II

John Hancock Absolute Return Currency Fund

John Hancock Diversified Strategies Fund

John Hancock Fundamental All Cap Core Fund

John Hancock Fundamental Large Cap Value Fund

John Hancock Global Absolute Return Strategies Fund

John Hancock Short Duration Credit Opportunities Fund

John Hancock Technical Opportunities Fund

Supplement dated March 28, 2019 to the current Statement of Additional Information, as may be supplemented (the “SAI”)

Effective April 1, 2019, the “Retail Share and Institutional Classes of Non-Municipal Bond Funds” subsection in the “Transfer Agent Services” section is amended and restated as follows:

Retail Share and Institutional Classes of Non-Municipal Bond Funds. An amount equal to the total Signature Services Cost associated with providing services to Class A, Class B, Class C, Class ADV, Class I, and Class I2 shares of all non-municipal series of the Trust and of all other John Hancock affiliated funds for which it serves as transfer agent is allocated pro-rata based upon assets of all Class A, Class B, Class C, Class ADV, Class I, and Class I2 shares in the aggregate, without regard to fund or class. The Funds do not offer Class B, Class I2, or Class ADV shares.

You should read this supplement in conjunction with the SAI and retain it for future reference.